Segment Reporting - Revenue and Income from Vessel Operations by Segment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Revenues	$ 1,815,672	$ 1,945,391	$ 1,728,488
Operating Income (Loss)	314,579	204,042	164,319
Eliminations and other
Segment Reporting Information [Line Items]
Revenues	0	(13,588)	(10,426)
Operating Income (Loss)	0	0	0
Teekay Parent
Segment Reporting Information [Line Items]
Revenues	0	0	345
Operating Income (Loss)	(16,659)	(19,875)	(23,460)
Teekay LNG | Operating Segments
Segment Reporting Information [Line Items]
Revenues	591,103	601,256	510,762
Operating Income (Loss)	226,093	299,253	148,599
Teekay LNG | Liquefied Gas Carriers | Operating Segments
Segment Reporting Information [Line Items]
Revenues	591,103	594,514	478,439
Operating Income (Loss)	226,093	300,520	169,918
Teekay LNG | Conventional Tankers | Operating Segments
Segment Reporting Information [Line Items]
Revenues	0	6,742	32,323
Operating Income (Loss)	0	(1,267)	(21,319)
Teekay Tankers | Conventional Tankers | Operating Segments
Segment Reporting Information [Line Items]
Revenues	886,434	943,917	776,493
Operating Income (Loss)	141,572	123,883	7,204
Teekay Parent [Member] | Operating Segments
Segment Reporting Information [Line Items]
Revenues	338,135	413,806	451,659
Operating Income (Loss)	(53,086)	(219,094)	8,516
Teekay Parent [Member] | Offshore Production | Operating Segments
Segment Reporting Information [Line Items]
Revenues	108,952	210,816	261,736
Operating Income (Loss)	(38,054)	(208,167)	22,958
Teekay Parent [Member] | Other | Operating Segments
Segment Reporting Information [Line Items]
Revenues	229,183	202,990	189,923
Operating Income (Loss)	$ (15,032)	$ (10,927)	$ (14,442)